Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net
Property and equipment, gross	$ 6,507	$ 7,177
Less: Accumulated depreciation	(6,046)	(5,882)
Exchange differences	(132)	(130)
Property and equipment, net	329	1,165
Office equipment
Property and equipment, net
Property and equipment, gross	4,327	4,661
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,487	1,763
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	$ 693	$ 753